Principal joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Abstract]
Summary of principal joint ventures

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Chile
Minera Escondida Ltda(a)	Copper mining and refining	—	—	—	30
Oman
Sohar Aluminium Co. L.L.C.(b)	Aluminium smelting; power generation	37,500	Ordinary	20	20
(a)The year-end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are, however, based on financial statements of Minera Escondida Limitada that are coterminous with those of the Group. The Company has no share class.
(b)Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(c) 2022 US$m	Minera Escondida Ltda(c) 2021 US$m	Sohar Aluminium Co.L.L.C.(d) 2022 US$m	Sohar Aluminium Co.L.L.C.(d) 2021 US$m
Revenue	8,760	9,783	1,130	900
Depreciation and amortisation	(1,100)	(1,160)	(120)	(115)
Other operating costs	(3,280)	(3,066)	(685)	(510)
Operating profit	4,380	5,557	325	275
Finance expense	(207)	(134)	(35)	(30)
Income tax	(1,590)	(2,133)	(45)	(35)
Profit after tax	2,583	3,290	245	210
Other comprehensive profit	17	40	—	—
Total comprehensive income	2,600	3,330	245	210
Non-current assets	11,853	11,490	1,713	1,765
Current assets	2,563	2,857	389	360
Current liabilities	(1,450)	(2,017)	(167)	(175)
Non-current liabilities	(5,063)	(4,633)	(700)	(730)
Net assets	7,903	7,697	1,235	1,220
Assets and liabilities above include:
– cash and cash equivalents	377	857	50	45
– current financial liabilities	(340)	(550)	(25)	(40)
– non-current financial liabilities	(3,060)	(2,660)	(530)	(560)
Dividends received from joint venture (Rio Tinto share)	813	1,374	46	47
Reconciliation of the above amounts to the investment recognised in the Group balance sheet

Group interest	30%	30%	20%	20%
Net assets	7,903	7,697	1,235	1,220
Group’s ownership interest	2,371	2,309	247	244
Carrying value of Group’s interest	2,371	2,309	247	244
(c)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$328 million (2021: US$322 million) relating to tax on unremitted earnings of equity accounted units.
(d)As part of financing agreements, there are certain restrictions on the ability of Sohar Aluminium Co. L.L.C to make shareholder distributions.

Summary of principal associates
At 31 December 2022

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited(a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil

Mineração Rio do Norte S.A.(b)	Bauxite mining	25,000,000,000	Ordinary	12.5	12
		47,000,000,000	Preferred	11.75

US
Halco (Mining) Inc.(c)	Bauxite mining	4,500	Common	45	45
(a)The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11 “Joint Arrangements”. Rio Tinto is therefore determined to have significant influence over this company.
(b)Although the Group holds only 12% of Mineração Rio do Norte S.A., it has representation on its board of directors and a consequent ability to participate in the financial and operating policy decisions. It is therefore determined that Rio Tinto has significant influence.
(c)Halco (Mining) Inc. has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Principal joint ventures and associates
32     Principal joint ventures and associates
Principal joint ventures
At 31 December 2022

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Chile
Minera Escondida Ltda(a)	Copper mining and refining	—	—	—	30
Oman
Sohar Aluminium Co. L.L.C.(b)	Aluminium smelting; power generation	37,500	Ordinary	20	20
(a)The year-end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are, however, based on financial statements of Minera Escondida Limitada that are coterminous with those of the Group. The Company has no share class.
(b)Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.

Other relevant judgments - Accounting for Minera Escondida Ltda
Judgment has been applied on the determination that Escondida is a joint venture. We have based this on the nature of significant commercial decisions, including capital expenditure, which require approval of both Rio Tinto and its partner BHP (holders of a 57.5% interest). In contrast, our partner has assessed Rio Tinto’s rights as protective and concluded that it controls Escondida through its rights to direct relevant activities. Adoption of the equivalent judgment by the Group would result in reclassification of Escondida from a joint venture to an associate, with no other financial reporting consequence since accounting under the equity method would remain in place.

Summary information for joint ventures that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(c) 2022 US$m	Minera Escondida Ltda(c) 2021 US$m	Sohar Aluminium Co.L.L.C.(d) 2022 US$m	Sohar Aluminium Co.L.L.C.(d) 2021 US$m
Revenue	8,760	9,783	1,130	900
Depreciation and amortisation	(1,100)	(1,160)	(120)	(115)
Other operating costs	(3,280)	(3,066)	(685)	(510)
Operating profit	4,380	5,557	325	275
Finance expense	(207)	(134)	(35)	(30)
Income tax	(1,590)	(2,133)	(45)	(35)
Profit after tax	2,583	3,290	245	210
Other comprehensive profit	17	40	—	—
Total comprehensive income	2,600	3,330	245	210
Non-current assets	11,853	11,490	1,713	1,765
Current assets	2,563	2,857	389	360
Current liabilities	(1,450)	(2,017)	(167)	(175)
Non-current liabilities	(5,063)	(4,633)	(700)	(730)
Net assets	7,903	7,697	1,235	1,220
Assets and liabilities above include:
– cash and cash equivalents	377	857	50	45
– current financial liabilities	(340)	(550)	(25)	(40)
– non-current financial liabilities	(3,060)	(2,660)	(530)	(560)
Dividends received from joint venture (Rio Tinto share)	813	1,374	46	47
Reconciliation of the above amounts to the investment recognised in the Group balance sheet

Group interest	30%	30%	20%	20%
Net assets	7,903	7,697	1,235	1,220
Group’s ownership interest	2,371	2,309	247	244
Carrying value of Group’s interest	2,371	2,309	247	244
(c)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$328 million (2021: US$322 million) relating to tax on unremitted earnings of equity accounted units.
(d)As part of financing agreements, there are certain restrictions on the ability of Sohar Aluminium Co. L.L.C to make shareholder distributions.
Principal associates
At 31 December 2022

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited(a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil

Mineração Rio do Norte S.A.(b)	Bauxite mining	25,000,000,000	Ordinary	12.5	12
		47,000,000,000	Preferred	11.75

US
Halco (Mining) Inc.(c)	Bauxite mining	4,500	Common	45	45
(a)The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11 “Joint Arrangements”. Rio Tinto is therefore determined to have significant influence over this company.
(b)Although the Group holds only 12% of Mineração Rio do Norte S.A., it has representation on its board of directors and a consequent ability to participate in the financial and operating policy decisions. It is therefore determined that Rio Tinto has significant influence.
(c)Halco (Mining) Inc. has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.
Summary information for joint ventures and associates that are not individually material to the Group

	2022 US$m	2021 US$m Adjusted(b)
Carrying value of Group's interest(a)	680	854

(Loss)/profit after tax	(47)	13
Other comprehensive loss	(27)	(12)
Total comprehensive (loss)/ income	(74)	1
(a)    The decrease in carrying value relates to the impairment of our investment in the Boyne Smelter in 2022, refer to note 4 for further details.
(b)    Following the impairment in the Boyne Smelter we no longer consider it a significant equity accounted unit of the Group. Therefore we have updated this disclosure and the 2021 comparatives in the current year.

Principal joint ventures and associates
Summary information for joint ventures and associates that are not individually material to the Group

	2022 US$m	2021 US$m Adjusted(b)
Carrying value of Group's interest(a)	680	854

(Loss)/profit after tax	(47)	13
Other comprehensive loss	(27)	(12)
Total comprehensive (loss)/ income	(74)	1
(a)    The decrease in carrying value relates to the impairment of our investment in the Boyne Smelter in 2022, refer to note 4 for further details.
(b)    Following the impairment in the Boyne Smelter we no longer consider it a significant equity accounted unit of the Group. Therefore we have updated this disclosure and the 2021 comparatives in the current year.